Leases (Narrative and Lease Balances) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 45,747	$ 53,270
Operating lease right-of-use assets	$ 45,576	49,995
Intangible assets reclassified		797		$ 9,824
Intangible liabilities reclassified		$ 2,337		$ 15,483
ASU 2016-02
Lessee, Lease, Description [Line Items]
Operating lease liabilities			$ 43,300
Operating lease right-of-use assets			38,800
Intangible assets reclassified			9,000
Intangible liabilities reclassified			13,000
Deferred rent reclassified			485
ASU 2016-02 | Error In Adoption Of ASC 842
Lessee, Lease, Description [Line Items]
Operating lease liabilities			8,800
Operating lease right-of-use assets			$ 8,800
Minimum
Lessee, Lease, Description [Line Items]
Lease renewal term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease renewal term		99 years